Share-Based Payments - Joint Share Ownership Plan (Details)	12 Months Ended
	Jun. 30, 2019 shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement	0	0	0
Weighted average remaining contractual life	2	0	0
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	25 years
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	715,548	3,440,645
Number of share options exercised in share-based payment arrangement	2,724,917	0	0
Weighted average remaining contractual life	17	19	20
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement	72,601	0	0
Weighted average remaining contractual life	6	7	8
Joint Share Ownership Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	1,906,462	4,703,980